SIGNIFICANT ACCOUNTING POLICIES (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Inventory valuation
LIFO inventory as percentage of consolidated inventory	34.00%	31.00%
Property, Plant and Equipment
Total depreciation expense	$ 514.2	$ 468.2	$ 331.4
Buildings and Leasehold Improvements | Minimum
Property, Plant and Equipment
Estimated useful life	5 years
Buildings and Leasehold Improvements | Maximum
Property, Plant and Equipment
Estimated useful life	40 years
Machinery and Equipment | Minimum
Property, Plant and Equipment
Estimated useful life	3 years
Machinery and Equipment | Maximum
Property, Plant and Equipment
Estimated useful life	18 years
Merchandising and Customer Equipment and Capital Software | Minimum
Property, Plant and Equipment
Estimated useful life	3 years
Merchandising and Customer Equipment and Capital Software | Maximum
Property, Plant and Equipment
Estimated useful life	10 years